Pay vs Performance Disclosure	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performanc
e
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For further information concerning Illumina’s pay for performance philosophy and how Illumina aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Core Illumina Revenue 5
					TSR ($)	Peer Group TSR ($)

2022	26,752,197	(10,053,847)	5,772,066	(3,358,918)	60.85	112.78	(4,404)	4,553

2021	14,333,634	36,737,462	8,019,825	8,297,373	114.49	125.49	762	4,519

2020	11,733,593	(208,167)	3,571,019	540,066	111.35	125.46	656	3,239

1.	Francis deSouza was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are as follows:

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Robert Ragusa, Charles Dadswell, Mr. Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Mark Van Oene, Mr. Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) o
f
Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described
in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2022	26,752,197	(25,000,304)	(11,805,740)	(10,053,847)

2021	14,333,634	(11,000,700)	33,404,528	36,737,462

2020	11,733,593	(10,000,153)	(1,941,607)	(208,167)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Equity Awards Reported in the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2022	5,772,066	(5,100,400)	(4,030,584)	(3,358,918)

2021	8,019,825	(6,360,445)	6,637,993	8,297,373

2020	3,571,019	(2,937,682)	(93,271)	540,066
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	5,893,604	(9,755,210)	—	(7,944,134)	—	—	(11,805,740)
2021	13,252,665	11,935,271	623,638	7,592,954	—	—	33,404,528
2020	2,309,910	(4,824,962)	648,689	(75,244)	—	—	(1,941,607)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	909,353	(2,318,623)	57,391	(1,580,261)	(1,098,444)	—	(4,030,584)
2021	3,111,992	2,503,161	146,440	1,086,930	(210,530)	—	6,637,993
2020	694,398	(882,612)	109,648	(14,705)	—	—	(93,271)

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended January 1, 2023. The comparison assumes $100 was invested for the period starting December 30, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Core Illumina Revenue to be the most important financial performance measure us
e
d to link Compa
ny
performance to Compensation Actually Paid to our PEO and
Non-PEO
N
EO
s in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Core Illumina Revenue
Named Executive Officers, Footnote [Text Block]

1.	Francis deSouza was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are as follows:

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Robert Ragusa, Charles Dadswell, Mr. Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Mark Van Oene, Mr. Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended January 1, 2023. The comparison assumes $100 was invested for the period starting December 30, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 26,752,197	$ 14,333,634	$ 11,733,593
PEO Actually Paid Compensation Amount	$ (10,053,847)	36,737,462	(208,167)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2022	26,752,197	(25,000,304)	(11,805,740)	(10,053,847)

2021	14,333,634	(11,000,700)	33,404,528	36,737,462

2020	11,733,593	(10,000,153)	(1,941,607)	(208,167)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	5,893,604	(9,755,210)	—	(7,944,134)	—	—	(11,805,740)
2021	13,252,665	11,935,271	623,638	7,592,954	—	—	33,404,528
2020	2,309,910	(4,824,962)	648,689	(75,244)	—	—	(1,941,607)

Non-PEO NEO Average Total Compensation Amount	$ 5,772,066	8,019,825	3,571,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,358,918)	8,297,373	540,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Equity Awards Reported in the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2022	5,772,066	(5,100,400)	(4,030,584)	(3,358,918)

2021	8,019,825	(6,360,445)	6,637,993	8,297,373

2020	3,571,019	(2,937,682)	(93,271)	540,066

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	909,353	(2,318,623)	57,391	(1,580,261)	(1,098,444)	—	(4,030,584)
2021	3,111,992	2,503,161	146,440	1,086,930	(210,530)	—	6,637,993
2020	694,398	(882,612)	109,648	(14,705)	—	—	(93,271)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Over the three-year period from 2020 to 2022, our TSR trended in a manner similar to the Peer Group TS
R
. The increase in the Company’s TSR lagged our peers in 2020, and in 2021 our TSR showed a modest increase while the Peer Group TSR remained relatively flat. Our 2022 TSR performance was lower than that of our peers, which contributed to a significant decrease in “Compensation Actually Paid” to our CEO and NEOs in 2022. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the yearend fair value of our PSUs. For 2021 to 2022, our TSR and net income showed a strong positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but
an inverse correlation
for
2021 to 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Over the three-year period from 2020 to 2022, our TSR trended in a manner similar to the Peer Group TS
R
. The increase in the Company’s TSR lagged our peers in 2020, and in 2021 our TSR showed a modest increase while the Peer Group TSR remained relatively flat. Our 2022 TSR performance was lower than that of our peers, which contributed to a significant decrease in “Compensation Actually Paid” to our CEO and NEOs in 2022. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the yearend fair value of our PSUs. For 2021 to 2022, our TSR and net income showed a strong positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but
an inverse correlation
for
2021 to 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Over the three-year period from 2020 to 2022, our TSR trended in a manner similar to the Peer Group TS
R
. The increase in the Company’s TSR lagged our peers in 2020, and in 2021 our TSR showed a modest increase while the Peer Group TSR remained relatively flat. Our 2022 TSR performance was lower than that of our peers, which contributed to a significant decrease in “Compensation Actually Paid” to our CEO and NEOs in 2022. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the yearend fair value of our PSUs. For 2021 to 2022, our TSR and net income showed a strong positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but
an inverse correlation
for
2021 to 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Over the three-year period from 2020 to 2022, our TSR trended in a manner similar to the Peer Group TS
R
. The increase in the Company’s TSR lagged our peers in 2020, and in 2021 our TSR showed a modest increase while the Peer Group TSR remained relatively flat. Our 2022 TSR performance was lower than that of our peers, which contributed to a significant decrease in “Compensation Actually Paid” to our CEO and NEOs in 2022. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the yearend fair value of our PSUs. For 2021 to 2022, our TSR and net income showed a strong positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but
an inverse correlation
for
2021 to 2022.

Tabular List [Table Text Block]

Financial Performance Measures
Core Illumina Revenue
Earnings Per Share
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 60.85	114.49	111.35
Peer Group Total Shareholder Return Amount	112.78	125.49	125.46
Net Income (Loss)	$ (4,404,000,000)	$ 762,000,000	$ 656,000,000
Company Selected Measure Amount	4,553	4,519	3,239
PEO Name	Francis deSouza
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Illumina Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
PEO [Member] | Exclusion of Equity Awards Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (25,000,304)	$ (11,000,700)	$ (10,000,153)
PEO [Member] | Inclusion of Equity Values for [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,805,740)	33,404,528	(1,941,607)
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,893,604	13,252,665	2,309,910
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,755,210)	11,935,271	(4,824,962)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	623,638	648,689
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,944,134)	7,592,954	(75,244)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Equity Awards Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,100,400)	(6,360,445)	(2,937,682)
Non-PEO NEO [Member] | Inclusion of Equity Values for [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,030,584)	6,637,993	(93,271)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	909,353	3,111,992	694,398
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,318,623)	2,503,161	(882,612)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,391	146,440	109,648
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,580,261)	1,086,930	(14,705)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,098,444)	(210,530)	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0